Transactions and Balances with Related Parties (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Transactions And Balances With Related Parties Details 2
General and administrative	$ 1	$ 51	$ 64
Other expenses		$ 26	$ 1,005